Income Taxes Components of income (loss) before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of operating income (loss) [Line Items]
(Loss) income before income taxes and losses from unconsolidated entities	$ 15	$ (146)	$ (72)
MPM Holdings Inc [Member] [Domain]
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(129)	(118)	(92)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	144	(28)	20
(Loss) income before income taxes and losses from unconsolidated entities	$ 15	$ (146)	$ (72)